Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 490,243	$ 739,006	$ 682,860
Inventory	14,019	18,501
TOTAL CURRENT ASSETS	517,561	818,460	694,605
NON-CURRENT ASSETS
Property and equipment, net of accumulated depreciation of $28,752 and $3,863		96,129	117,499
Property and equipment	3,313	96,129	117,499
TOTAL NON-CURRENT ASSETS	14,703,324	215,391
OTHER ASSETS
Deposits	16,942	16,942	16,942
Right of use - asset	90,011	119,262	174,241
Intangible assets – acquired patents	14,610,000
OTHER ASSETS (INCLUDING RIGHT OF USE ASSETS)		136,204	191,183
TOTAL OTHER ASSETS	16,942	16,942
TOTAL ASSETS	15,237,827	1,050,793	1,003,287
CURRENT LIABILITIES
Accounts payable and accrued liabilities	718,650	140,765	33,675
Payroll tax liabilities	4,687	6,595	2,717
Right-of-use liability - operating lease	67,428	63,718	56,725
Other liabilities – patent purchase payable	400,000
TOTAL CURRENT LIABILITIES	1,378,265	211,078	260,577
LONG-TERM LIABILITIES
Right-of-use liability - operating lease	30,117	64,961	128,680
TOTAL LONG-TERM LIABILITIES	30,117	64,961	128,680
TOTAL LIABILITIES	1,408,382	276,039	389,257
COMMITMENTS AND CONTINGENCIES (SEE NOTE 11)
STOCKHOLDERS’ EQUITY
Common stock (par value $0.0001, 200,000,000 shares authorized, of which 29,135,451 and 21,419,500 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively)	2,913	2,142	1,337
Stock warrants	514,496
Subscription receivable	(1,000,000)
Additional paid in capital	30,300,213	12,000,785	2,628,449
Accumulated deficit	(15,986,733)	(11,228,173)	(2,015,756)
Accumulated other comprehensive loss	(1,166)
TOTAL STOCKHOLDERS’ EQUITY	13,829,821	774,754	614,030
Non-controlling interest	(376)
TOTAL STOCKHOLDERS’ EQUITY	13,829,445	774,754	614,030
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	15,237,827	1,050,793	1,003,287
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock,value
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock,value	98
Related Party [Member]
CURRENT ASSETS
Prepaid expenses - related party	13,299	60,953	11,745
CURRENT LIABILITIES
Notes payable to related parties	$ 187,500		89,200
Nonrelated Party [Member]
CURRENT LIABILITIES
Notes payable to related parties			$ 78,260